PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
PRINCIPAL SUBSIDIARIES
Schedule of principal subsidiaries

			Interests held
	Particulars	Interests	by non-
	of issued	held by the	controlling
Name of Company	capital	Company %	interests %	Principal activities
Sinopec Great Wall Energy & Chemical Company Limited	RMB 22,761	100.00	—	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited	RMB 15,651	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Overseas Investment Holding Limited ("SOIH")	USD 1,662	100.00	—	Investment holding of overseas business
Sinopec International Petroleum Exploration and Production Limited ("SIPL")	RMB 8,250	100.00	—	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Yizheng Chemical Fibre Limited Liability Company	RMB 4,000	100.00	—	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited	RMB 3,374	100.00	—	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
China International United Petroleum and Chemical Company Limited	RMB 5,000	100.00	—	Trading of crude oil and petrochemical products
Sinopec Qingdao Petrochemical Company Limited	RMB 1,595	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Catalyst Company Limited	RMB 1,500	100.00	—	Production and sale of catalyst products
China Petrochemical International Company Limited	RMB 1,400	100.00	—	Trading of petrochemical products
Sinopec Chemical Sales Company Limited	RMB 1,000	100.00	—	Marketing and distribution of petrochemical products
Sinopec Beihai Refining and Chemical Limited Liability Company	RMB 5,294	98.98	1.02	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
ZhongKe (Guangdong) Refinery & Petrochemical Company Limited	RMB 6,397	90.30	9.70	Crude oil processing and petroleum products manufacturing
Sinopec Qingdao Refining and Chemical Company Limited	RMB 5,000	85.00	15.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Hainan Refining and Chemical Company Limited	RMB 9,606	75.00	25.00	Manufacturing of intermediate petrochemical products and petroleum products
Marketing Company	RMB 28,403	70.42	29.58	Marketing and distribution of refined petroleum products
Shanghai SECCO	RMB 7,801	67.60	32.40	Production and sale of petrochemical products
Sinopec Kantons Holdings Limited ("Sinopec Kantons")	HKD 248	60.33	39.67	Provision of crude oil jetty services and natural gas pipeline transmission services
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")	RMB 7,193	59.00	41.00	Production, sale, research and development of petrochemical products, ethylene and downstream byproducts
Gaoqiao Petrochemical Company Limited	RMB 10,000	55.00	45.00	Manufacturing of intermediate petrochemical products and petroleum products
Baling Petrochemical (i)	RMB 3,000	55.00	45.00	Crude oil processing and petroleum products manufacturing
Sinopec Shanghai Petrochemical Company Limited ("Shanghai Petrochemical")	RMB 10,824	50.44	49.56	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical Company Limited ("Fujian Petrochemical") (ii)	RMB 10,492	50.00	50.00	Manufacturing of plastics, intermediate petrochemical products and petroleum products

Notes:

(i)	See Note 35.
(ii)

The Group consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Schedule of summarized consolidated balance sheet

					Shanghai
	Marketing Company		SIPL		Petrochemical		Fujian Petrochemical		Sinopec Kantons		Shanghai SECCO		Sinopec-SK
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	129,266	172,352	19,151	22,620	22,309	17,305	1,788	1,582	1,284	4,373	11,858	10,431	5,337	3,639
Current liabilities	(192,106)	(201,678)	(456)	(475)	(15,479)	(15,232)	(804)	(458)	(2,961)	(924)	(3,196)	(2,783)	(15,037)	(6,377)
Net current (liabilities)/ assets	(62,840)	(29,326)	18,695	22,145	6,830	2,073	984	1,124	(1,677)	3,449	8,662	7,648	(9,700)	(2,738)
Non-current assets	340,356	323,571	13,234	8,951	23,185	27,314	11,558	12,568	12,777	9,106	11,473	12,177	21,567	22,187
Non-current liabilities	(58,732)	(59,554)	(16,952)	(18,270)	(21)	(52)	(688)	(693)	(158)	(170)	(1,627)	(1,553)	(7)	(8,509)
Net non-current assets/(liabilities)	281,624	264,017	(3,718)	(9,319)	23,164	27,262	10,870	11,875	12,619	8,936	9,846	10,624	21,560	13,678
Net assets	218,784	234,691	14,977	12,826	29,994	29,335	11,854	12,999	10,942	12,385	18,508	18,272	11,860	10,940
Attributable to owners of the Company	148,256	159,205	6,308	5,876	14,998	14,727	5,927	6,499	6,583	7,454	12,511	12,352	6,997	6,455
Attributable to non-controlling interests	70,528	75,486	8,669	6,950	14,996	14,608	5,927	6,500	4,359	4,931	5,997	5,920	4,863	4,485

Schedule of summarized consolidated statement of comprehensive income

	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO				Sinopec-SK
Year ended December 31,	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	1,443,698	1,427,705	1,099,680	5,037	3,282	2,017	107,689	100,270	74,624	5,261	5,535	4,871	1,398	1,274	1,064	26,320	28,341	21,626	17,134	31,016	28,702
Net income/(loss) for the year	22,046	22,992	22,415	3,272	2,831	1,160	5,336	2,227	656	1,576	477	243	1,065	1,131	2,047	3,099	3,137	2,132	1,879	701	(920)
Total comprehensive income/(loss)	22,589	23,362	21,149	4,536	2,693	(720)	5,336	2,235	645	1,576	477	243	1,067	1,140	1,814	3,099	3,137	2,132	1,879	701	(920)
Comprehensive income/(loss) attributable to non-controlling interests	7,794	8,289	7,205	2,737	1,651	(287)	2,645	1,113	325	788	238	121	399	433	707	1,004	1,016	691	658	245	(377)
Dividends paid to non-controlling interests	3,964	4,830	2,766	—	10,926	316	1,616	1,344	649	600	650	150	104	159	175	1,191	822	767	—	—	—

Schedule of summarized statement of cash flows

	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO			Sinopec-SK
Year ended December 31,	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Net cash generated from /(used in) operating activities	24,825	40,260	54,139	3,467	2,128	281	6,659	5,057	1,680	38	622	(244)	738	716	586	3,766	4,601	3,119	3,308	5,532	(363)
Net cash generated from/ (used in) investing activities	8,339	(25,923)	(40,010)	4,096	678	(2,659)	(1,928)	(4,623)	(3,888)	(215)	(472)	(649)	648	397	3,846	(480)	(91)	(4,335)	(3,099)	(4,987)	(2,340)
Net cash (used in)/ generated from financing activities	(32,084)	(21,535)	(12,402)	(5,419)	(116)	1,683	(3,507)	(1,737)	1,682	43	(163)	882	(1,551)	(1,208)	(1,250)	(3,676)	(2,050)	(2,879)	525	250	2,176
Net increase/(decrease) in cash and cash equivalents	1,080	(7,198)	1,727	2,144	2,690	(695)	1,224	(1,303)	(526)	(134)	(13)	(11)	(165)	(95)	3,182	(390)	2,460	(4,095)	734	795	(527)
Cash and cash equivalents as of January 1	12,921	14,142	6,901	3,605	5,993	8,833	7,504	8,742	7,450	226	92	79	343	198	117	7,205	6,817	9,278	64	798	1,593
Effect of foreign currency exchange rate changes	141	(43)	14	244	150	(439)	14	11	(8)	—	—	-	20	14	(117)	2	1	(2)	—	—	-
Cash and cash equivalents as of December 31	14,142	6,901	8,642	5,993	8,833	7,699	8,742	7,450	6,916	92	79	68	198	117	3,182	6,817	9,278	5,181	798	1,593	1,066